Related Parties - Allocation of Expense Reflected in the Consolidated and Combined Financial Statements (Detail) - RRD - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total allocations from RRD	$ 186	$ 243	$ 270
Costs of Goods Sold
Related Party Transaction [Line Items]
Total allocations from RRD	67	78	84
Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Total allocations from RRD	114	158	178
Depreciation and Amortization
Related Party Transaction [Line Items]
Total allocations from RRD	$ 5	$ 7	$ 8